Document and Entity Information	Jan. 22, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2026
Entity File Number	001-41612
Entity Registrant Name	STRIVE, INC.
Entity Central Index Key	0001920406
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	88-1293236
Entity Address, Address Line One	200 Crescent Ct
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	855
Local Phone Number	427-7360
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Common Stock, $0.001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ASST
Security Exchange Name	NASDAQ
Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	SATA
Security Exchange Name	NASDAQ